TAXATION - Additional Information (Details) ¥ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax and Tax Rate [Line Items]
Income tax expenses			$ 71	¥ 466	¥ 1,364	¥ 1,610
Tianjin Hongen
Income Tax and Tax Rate [Line Items]
Statutory income tax rate		12.50%	12.50%	12.50%
Cayman Islands
Income Tax and Tax Rate [Line Items]
Withholding tax | ¥				¥ 0
Hong Kong
Income Tax and Tax Rate [Line Items]
Statutory income tax rate		16.50%	16.50%	16.50%
Preferential income tax rate		8.25%	8.25%	8.25%
Assessable profits threshold for preferential income tax rate		$ 2,000
Income tax expenses		0
Assessable income		$ 0
PRC
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%
Withholding tax rate		10.00%	10.00%	10.00%
PRC | Beijing Jinhongen
Income Tax and Tax Rate [Line Items]
Statutory income tax rate		25.00%	25.00%	25.00%
Preferential income tax rate					20.00%
Percentage of reduction for its first RMB1,000 of annual taxable income					75.00%
Percentage of reduction for its annual taxable income between RMB1,000 and RMB3,000					50.00%